CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
CONSOLIDATED BALANCE SHEETS
Ordinary shares- par value	$ 0.000025	$ 0.000025
Ordinary shares- shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	2,473,927,859	2,495,499,036
Ordinary shares, shares outstanding	2,473,927,859	2,495,499,036